AST BOND PORTFOLIO 2021
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 78.9%
Asset-Backed Securities — 3.4%
Automobiles — 1.8%
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	34	$ 34,412
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	61	60,787
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	2,300	2,326,559
			2,421,758
Collateralized Loan Obligations — 1.6%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	01/22/31	250	246,518
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.121%(c)	01/16/26	92	91,551
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
1.070%(c)	11/15/26	362	360,103
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.481%(c)	01/16/31	250	248,504
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.112%(c)	04/20/28	736	731,193
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.172%(c)	01/18/29	500	494,496
			2,172,365
Student Loan — 0.0%
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	1	875

Total Asset-Backed Securities (cost $4,610,614)			4,594,998
Commercial Mortgage-Backed Securities — 9.5%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	85	85,415
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	800	861,381
Series 2014-UBS04, Class A2
2.963%	08/10/47	56	56,484
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	1,399	$ 1,525,827
Series 2015-DC01, Class A2
2.870%	02/10/48	161	161,909
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	297	298,254
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	527	536,331
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	2,200	2,421,627
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	2,200	2,387,375
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	1,140	1,152,962
Series 2014-C21, Class A4
3.493%	08/15/47	291	306,934
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	2,200	2,421,595
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	14	14,068
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	449	453,563
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A1
1.944%	12/15/49	196	196,906

Total Commercial Mortgage-Backed Securities (cost $12,160,844)			12,880,631
Corporate Bonds — 33.7%
Agriculture — 1.2%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23(a)	555	566,921
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	1,070	1,086,363
			1,653,284
Apparel — 0.9%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,130	1,156,224
Auto Manufacturers — 2.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21(a)	1,000	1,011,353
A1

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	$ 197,746
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.400%
0.470%(c)	10/23/20	1,000	1,000,217
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.024%(c)	11/13/20	1,000	1,000,712
			3,210,028
Banks — 9.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	550	560,297
Sub. Notes, MTN
4.000%	01/22/25	505	561,844
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	1,120	1,167,523
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22(a)	1,010	1,026,996
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	520	526,075
2.750%	04/25/22	550	568,343
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	340	363,067
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	505	553,208
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	315	315,455
4.350%	08/15/21	400	414,139
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	320	348,292
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	570	644,133
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	425	435,639
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	545	554,133
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	240	246,333
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	375	412,116
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20	1,000	1,001,340
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.825%(ff)	03/30/23(a)	1,100	$ 1,138,494
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	800	813,915
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	1,310	1,335,120
			12,986,462
Beverages — 0.7%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
0.834%(c)	10/06/21	1,000	1,005,344
Biotechnology — 1.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	464	477,536
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,100	1,204,903
			1,682,439
Building Materials — 0.5%
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	650	697,363
Chemicals — 0.9%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	1,150	1,245,045
Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	750	808,037
International Business Machines Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
0.654%(c)	05/13/21	1,000	1,002,128
			1,810,165
Diversified Financial Services — 0.8%
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.650%
0.908%(c)	01/22/21	1,000	1,001,822
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	115	125,730
			1,127,552
Electric — 2.3%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%
0.625%(c)	06/25/21	1,000	1,002,243

A2

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.480%
0.729%(c)	05/04/21	1,000	$ 1,002,084
Gtd. Notes
2.403%	09/01/21	655	667,403
4.500%	06/01/21	400	406,844
			3,078,574
Electronics — 0.3%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25(a)	395	407,316
Foods — 0.2%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23	320	332,163
Healthcare-Services — 0.3%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	400	402,095
Insurance — 2.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	850	942,110
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%
0.730%(c)	06/11/21	1,000	1,002,433
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.230%
0.507%(c)	01/08/21	1,000	1,000,544
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%
0.456%(c)	10/01/20	1,000	1,000,000
			3,945,087
Machinery-Construction & Mining — 0.9%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22(a)	1,185	1,196,493
Machinery-Diversified — 1.9%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.240%
0.489%(c)	03/12/21	1,000	1,000,739
Sr. Unsec’d. Notes, MTN
3.900%	07/12/21	1,000	1,028,439
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	570	594,863
			2,624,041
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	185	187,416
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.9%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	345	$ 364,646
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	500	514,179
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	50	54,904
Phillips 66,
Gtd. Notes
3.700%	04/06/23	205	219,572
			1,153,301
Pharmaceuticals — 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	1,100	1,137,936
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	08/15/22	530	558,464
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	400	417,101
4.100%	03/25/25	121	136,667
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	300	307,707
			2,557,875
Pipelines — 0.7%
Enterprise Products Operating LLC,
Gtd. Notes
3.900%	02/15/24	825	900,011
Software — 0.5%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24(a)	600	651,614
Telecommunications — 0.2%
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	206,926
Transportation — 1.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	485	495,709
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21(a)	1,000	1,008,146
			1,503,855

Total Corporate Bonds (cost $44,444,945)			45,720,673

A3

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 1.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	405	$ 450,214
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	201,769
2.125%	10/25/23	200	209,337
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	255	261,998
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	155	158,169
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	340	365,037

Total Sovereign Bonds (cost $1,549,156)			1,646,524
U.S. Government Agency Obligations — 4.1%
Federal Home Loan Bank
2.625%	10/01/20	660	660,000
Federal Home Loan Mortgage Corp.
2.375%	01/13/22(k)	4,000	4,114,806
Federal National Mortgage Assoc.
6.625%	11/15/30	570	875,404

Total U.S. Government Agency Obligations (cost $5,402,965)			5,650,210
U.S. Treasury Obligations — 27.0%
U.S. Treasury Bonds
3.125%	02/15/43	2,340	3,170,334
3.625%	02/15/44(a)(k)	9,540	13,938,835
3.750%	11/15/43(a)	1,520	2,257,913
U.S. Treasury Notes
1.375%	01/31/25	4,375	4,589,307
2.375%	08/15/24	1,045	1,132,437
2.875%	05/15/28	8,485	9,983,133
U.S. Treasury Strips Coupon
0.461%(s)	05/15/25	165	162,403
1.394%(s)	11/15/41	45	33,409
1.450%(s)	08/15/42	30	21,968
1.643%(s)	05/15/29	90	84,614
2.205%(s)	05/15/39	125	98,159
2.334%(s)	08/15/41(k)	655	490,636
2.353%(s)	02/15/44	165	116,357
2.365%(s)	05/15/44	605	423,665
2.394%(s)	11/15/43	170	120,574

Total U.S. Treasury Obligations (cost $35,423,127)			36,623,744

Total Long-Term Investments (cost $103,591,651)			107,116,780

	Shares	Value
Short-Term Investments — 32.7%
Affiliated Mutual Funds — 32.6%
PGIM Core Short-Term Bond Fund(w)	1,290,104	$ 11,881,856
PGIM Core Ultra Short Bond Fund(w)	15,907,666	15,907,666
PGIM Institutional Money Market Fund (cost $16,480,092; includes $16,476,462 of cash collateral for securities on loan)(b)(w)	16,489,004	16,485,706

Total Affiliated Mutual Funds (cost $44,259,990)		44,275,228
Options Purchased*~ — 0.1%
(cost $1,469)		89,411

Total Short-Term Investments (cost $44,261,459)		44,364,639

TOTAL INVESTMENTS—111.6% (cost $147,853,110)		151,481,419

Liabilities in excess of other assets(z) — (11.6)%		(15,728,080)

Net Assets — 100.0%		$ 135,753,339

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,049,173; cash collateral of $16,476,462 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.

A4

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	257	$ 6,134
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	250	5,968
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	626	14,182
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,242	28,186
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,260	29,589
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	250	5,352
Total Options Purchased (cost $1,469)							$89,411
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
81	2 Year U.S. Treasury Notes	Dec. 2020	$17,897,836	$ 3,360
4	10 Year U.S. Ultra Treasury Notes	Dec. 2020	639,688	(1,093)
				2,267
Short Positions:
140	5 Year U.S. Treasury Notes	Dec. 2020	17,644,375	(21,781)
39	10 Year U.S. Treasury Notes	Dec. 2020	5,441,719	(1,337)
93	20 Year U.S. Treasury Bonds	Dec. 2020	16,394,156	89,932
42	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	9,316,125	107,299
				174,113
				$176,380
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	$ 32	$ 96,438	$ 96,406
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	43	43,079	43,036
47,637	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	37,688	790,609	752,921
22,305	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	308,813	308,813
36,470	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	266,738	1,309,313	1,042,575
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	(153,219)	(153,379)
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	(463,632)	(463,838)
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(3,788)	168,285	172,073
362	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	23,929	23,929
				$301,079	$2,123,615	$1,822,536

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A5

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6